Condensed Consolidated Interim Statements of Shareholders’ Equity (Deficit) (Unaudited) - USD ($)		Class A CF ACQUISITION CORP. VI Common Stock	Class A Common Stock	Class B CF ACQUISITION CORP. VI Common Stock		Class B CF ACQUISITION CORP. VI	Class B Common Stock	CF ACQUISITION CORP. VI Additional Paid-in Capital	CF ACQUISITION CORP. VI Accumulated Deficit	CF ACQUISITION CORP. VI	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2019			$ 582,338				$ 19,355				$ 1,920,503	$ (1,962,386)	$ 559,810
Balance (in Shares) at Dec. 31, 2019			9,578,000				50,000
Repurchase of Class A Common Shares												(746,103)	(746,103)
Repurchase of Class A Common Shares (in Shares)			(2,087,000)
Stock-based compensation											1,102,044		1,102,044
Net income (loss)												(1,256,686)	(1,256,686)
Balance at Dec. 31, 2020			$ 582,338	$ 863			$ 19,355	$ 24,137	$ (1,294)	$ 23,706	3,022,547	(3,965,175)	(340,935)
Balance (in Shares) at Dec. 31, 2020			7,491,000	8,625,000	[1]		50,000
Balance at Apr. 16, 2020
Balance (in Shares) at Apr. 16, 2020					[1]
Issuance of Class B common stock to Sponsor				$ 863				24,137		25,000
Issuance of Class B common stock to Sponsor (in Shares)	[1]			8,625,000
Net income (loss)									(1,294)	(1,294)
Balance at Dec. 31, 2020			$ 582,338	$ 863			$ 19,355	24,137	(1,294)	23,706	3,022,547	(3,965,175)	(340,935)
Balance (in Shares) at Dec. 31, 2020			7,491,000	8,625,000	[1]		50,000
Sale of Class A common stock to Sponsor in private placement		$ 70						6,782,493		6,782,563
Sale of Class A common stock to Sponsor in private placement (in Shares)		700,000			[1]
Forfeiture of Class B common stock by Sponsor at $0.0001/$0.0001 par value				$ (113)				113
Forfeiture of Class B common stock by Sponsor at $0.0001/$0.0001 par value (in Shares)	[1]			(1,125,000)
Accretion for redeemable shares of Class A common stock to redemption value								(6,806,743)	(9,088,013)	(15,894,756)
Net income (loss)									(3,173,250)	(3,173,250)
Balance at Mar. 31, 2021		$ 70		$ 750					(12,262,557)	(12,261,737)
Balance (in Shares) at Mar. 31, 2021		700,000		7,500,000	[1]
Balance at Dec. 31, 2020			$ 582,338	$ 863			$ 19,355	24,137	(1,294)	23,706	3,022,547	(3,965,175)	(340,935)
Balance (in Shares) at Dec. 31, 2020			7,491,000	8,625,000	[1]		50,000
Net income (loss)						$ (352,342)						(240,002)	(240,002)
Balance at Jun. 30, 2021		$ 70	$ 582,338	$ 750			$ 19,355		(10,461,585)	(10,460,765)	3,022,547	(4,205,177)	(580,937)
Balance (in Shares) at Jun. 30, 2021		700,000	7,541,000	7,500,000	[1]		50,000
Balance at Dec. 31, 2020			$ 582,338	$ 863			$ 19,355	24,137	(1,294)	23,706	3,022,547	(3,965,175)	(340,935)
Balance (in Shares) at Dec. 31, 2020			7,491,000	8,625,000	[1]		50,000
Sale of Class A common stock to Sponsor in private placement		$ 70						6,782,493		6,782,563
Sale of Class A common stock to Sponsor in private placement (in Shares)		700,000			[1]
Forfeiture of Class B common stock by Sponsor at $0.0001/$0.0001 par value				$ (113)				113
Forfeiture of Class B common stock by Sponsor at $0.0001/$0.0001 par value (in Shares)	[1]			(1,125,000)
Accretion for redeemable shares of Class A common stock to redemption value								(6,806,743)	(9,088,013)	(15,894,756)
Issuance of Class A Common Shares			$ 35,714,286										35,714,286
Issuance of Class A Common Shares (in Shares)			172,070
Issuance of Class B Common Shares
Issuance of Class B Common Shares (in Shares)							7,000
Issuance of Common Shares and options in connection with Locals acquisition			$ 6,972,629				$ 66,062				419		7,039,110
Issuance of Common Shares and options in connection with Locals acquisition (in Shares)			524,215				5,800
Issuance costs in connection with Locals acquisition			$ (45,644)				$ (432)				(3)		(46,079)
Issuance of Restricted Stock Units							$ 44,776						44,776
Issuance of Restricted Stock Units (in Shares)							4,825
Transfers and exchanges
Transfers and exchanges (in Shares)			(67,595)				67,595
Stock-based compensation								160,975		160,975	1,369,703		1,369,703
Net income (loss)									(17,908,151)	(17,908,151)		(13,413,532)	(13,413,532)
Balance at Dec. 31, 2021		$ 70	$ 43,223,609	$ 750			$ 129,761	160,975	(26,997,458)	(26,835,663)	4,392,666	(17,378,707)	30,367,329
Balance (in Shares) at Dec. 31, 2021		700,000	8,119,690	7,500,000	[1]		135,220
Balance at Mar. 31, 2021		$ 70		$ 750					(12,262,557)	(12,261,737)
Balance (in Shares) at Mar. 31, 2021		700,000		7,500,000	[1]
Net income (loss)						353,594			1,800,972	1,800,972
Balance at Jun. 30, 2021		$ 70	$ 582,338	$ 750			$ 19,355		(10,461,585)	(10,460,765)	3,022,547	(4,205,177)	(580,937)
Balance (in Shares) at Jun. 30, 2021		700,000	7,541,000	7,500,000	[1]		50,000
Balance at Dec. 31, 2021		$ 70	$ 43,223,609	$ 750			$ 129,761	160,975	(26,997,458)	(26,835,663)	4,392,666	(17,378,707)	30,367,329
Balance (in Shares) at Dec. 31, 2021		700,000	8,119,690	7,500,000	[1]		135,220
Stock-based compensation								14,635		14,635
Net income (loss)									(10,096,418)	(10,096,418)
Balance at Mar. 31, 2022		$ 70		$ 750				175,610	(37,093,876)	(36,917,446)
Balance (in Shares) at Mar. 31, 2022		700,000		7,500,000
Balance at Dec. 31, 2021		$ 70	$ 43,223,609	$ 750			$ 129,761	160,975	(26,997,458)	(26,835,663)	4,392,666	(17,378,707)	30,367,329
Balance (in Shares) at Dec. 31, 2021		700,000	8,119,690	7,500,000	[1]		135,220
Stock-based compensation											33,972		33,972
Net income (loss)						1,701,085						(8,600,874)	(8,600,874)
Balance at Jun. 30, 2022		$ 70	$ 43,223,609	$ 750			$ 129,761	175,610	(18,333,263)	(18,156,833)	4,426,638	(25,979,581)	21,800,427
Balance (in Shares) at Jun. 30, 2022		700,000	8,119,690	7,500,000			135,220
Balance at Mar. 31, 2022		$ 70		$ 750				175,610	(37,093,876)	(36,917,446)
Balance (in Shares) at Mar. 31, 2022		700,000		7,500,000
Net income (loss)						$ 3,683,366			18,760,613	18,760,613
Balance at Jun. 30, 2022		$ 70	$ 43,223,609	$ 750			$ 129,761	$ 175,610	$ (18,333,263)	$ (18,156,833)	$ 4,426,638	$ (25,979,581)	$ 21,800,427
Balance (in Shares) at Jun. 30, 2022		700,000	8,119,690	7,500,000			135,220

[1]	This number has been retroactively adjusted to reflect the cancellations of 5,750,000 shares of Class B common stock in October 2020 and 5,750,000 shares of Class B common stock in January 2021. On February 23, 2021, 1,125,000 shares of Class B common stock were forfeited by the Sponsor (see Note 6).